SCUDDER
                                                                     INVESTMENTS


Value Funds I

Scudder Contrarian Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Supplement to each fund's currently effective prospectus

CLASS I SHARES

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The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' Class A, B and C prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. In addition, Scudder-Dreman Small Cap Value Fund offers separately a fifth class of shares designated Class S shares. When placing purchase orders, investors must specify which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans), unaffiliated banks and insurance companies purchasing for their own accounts, and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only through Scudder Distributors, Inc. ("SDI"), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

The table shows how the returns of each fund's Class I shares compare with broad-based market indices (which, unlike the funds, do not have any fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance (before and after taxes) is no guarantee of future results.

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Average Annual Total Returns (%) as of 12/31/2001
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                                                            Since    Inception
                                    1 Year     5 Years     Inception   of Class
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Scudder Contrarian Fund
(Return Before Taxes)                 2.14       --          9.27      6/1/00
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Index 1 (reflects no deductions
for fees, expenses or taxes)        -11.87       --      -11.49^a        NA
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Scudder-Dreman High Return
Equity Fund*
(Return Before Taxes)                 1.67       13.39      17.33     11/1/95
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Index 1 (reflects no deductions
for fees, expenses or taxes)        -11.87       10.70    13.43^b        NA
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Scudder-Dreman Small Cap Value
Fund**
(Return Before Taxes)                15.04        3.91       9.04     11/1/95
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Index 2 (reflects no deductions
for fees, expenses or taxes)         14.02       11.21    13.75^c        NA
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Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an
unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: The Russell 2000 Value Index, which measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower expected growth rates.

* Total returns for 1995 and 2000 would have been lower if operating expenses hadn't been reduced.

** Total return for 1995 would have been lower if operating expenses hadn't been reduced.

^a       As of 5/31/00

^b       As of 10/31/95

^c       As of 10/31/95

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of a fund.

Shareholder Fees, paid directly from your investment.

                   Maximum         Maximum
                    Sales         Contingent     Maximum
                    Charge         Deferred      Sales
                    (Load)          Sales        Charge
                  Imposed on       Charge        (Load)
                   Purchases       (Load)      Imposed on
                    (% of          (% of       Reinvested
                  offering       redemption   Dividends/Dis-  Redemption  Exchange
                    price)       proceeds)      tributions      Fee         Fee
---------------------------------------------------------------------------------
Scudder
Contrarian Fund       None          None         None        None        None
---------------------------------------------------------------------------------
Scudder-Dreman
High Return
Equity Fund           None          None         None        None        None
---------------------------------------------------------------------------------
Scudder-Dreman
Small Cap Value
Fund                  None          None         None        None        None
---------------------------------------------------------------------------------

Annual operating expenses, deducted from fund assets.

                                            Distribution/               Total
                                            (12b-1) Fees                Annual
                                            Distribution                 Fund
                               Management       Service    Other       Operating
                                  Fee       (12b-1) Fees   Expenses*    Expenses
--------------------------------------------------------------------------------
Scudder Contrarian Fund          0.75%        None          0.17%         0.92%
--------------------------------------------------------------------------------
Scudder-Dreman High
Return Equity Fund               0.70         None          0.18          0.88
--------------------------------------------------------------------------------
Scudder-Dreman Small
Cap Value Fund                   0.74         None          0.21          0.95
--------------------------------------------------------------------------------

* Restated to reflect maximum annual estimated costs. Through September 30, 2003, each fund pays certain of these expenses at a fixed rate administrative fee of 0.10% for Class I shares, pursuant to an Administrative Services Agreement ("Agreement") between each fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by Class I shares of each fund (other than those provided by the Advisor under its investment management agreement with each fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of each fund to the extent necessary to maintain the fund's total operating expenses at 1.00% for Class I shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and director and director counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

         Through September 30, 2003, Other Expenses are estimated to be 0.10% (annualized) for Class I shares of each fund, and Total Annual Operating Expenses are estimated to be 0.86%, 0.80% and 0.84% (annualized) for Class I shares of Scudder Contrarian Fund, Scudder-Dreman High Return Equity Fund and Scudder-Dreman Small Cap Value Fund, respectively. After September 30, 2003, Other Expenses and Total Annual Operating Expenses for Class I shares of each fund are estimated to be as shown in the table.

Example

Based on the costs above, this example helps you compare the expenses of a fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

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Fees and expenses if you sold shares
after:                                     1 Year  3 Years   5 Years  10 Years
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Scudder Contrarian Fund                      $94      $293     $509    $1,131
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Scudder-Dreman High Return Equity Fund        90       281      488     1,084
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Scudder-Dreman Small Cap Value Fund           97       303      525     1,166
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                                       4

Financial Highlights

Scudder Contrarian Fund -- Class I

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 Years Ended November 30,                                        2001    2000^a
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Selected Per Share Data
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Net asset value, beginning of period                          $17.56    $17.34
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Income (loss) from investment operations:
  Net investment income (loss)^b                                 .30       .48
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  Net realized and unrealized gain (loss) on investment
  transactions                                                  1.56      1.75
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  Total from investment operations                              1.86      2.23
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Less distributions from:
  Net investment income                                        (.32)      (.21)
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  Total distributions                                          (.32)      (.21)
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Net asset value, end of period                                $19.10    $17.56
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Total Return (%)                                               10.66      2.63**
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Ratios to Average Net Assets and Supplemental Data
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Net assets, end of period ($ millions)                             2         1
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Ratio of expenses (%)                                            .91      1.70
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Ratio of net investment income (loss) (%)                       1.59      6.19
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Portfolio turnover rate (%)                                       76        46*
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^a       For the period June 1, 2000 (commencement of sales of Class I shares)
         to November 30, 2000.

^b       Based on average shares outstanding during the period.

*        Annualized

**       Not annualized

Scudder-Dreman High Return Equity Fund -- Class I

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 Years Ended
 November 30,             2001      2000      1999     1998     1997^a   1996^b
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Selected Per Share Data
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Net asset value,
beginning of period     $33.92    $30.45    $35.71  $33.51    $26.49   $21.51
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Income (loss) from
investment operations:
  Net investment income    .58^c     .77^c     .84^c   .95       .75      .54
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  Net realized and
  unrealized gain
  (loss) on investment
  transactions            2.94      5.74     (3.70)   3.76      6.81     5.70
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  Total from investment
  operations              3.52      6.51     (2.86)   4.71      7.56     6.24
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Less distributions from:
  Net investment income   (.68)     (.79)     (.84)  (1.01)     (.48)    (.53)
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  Net realized gains on
  investment
  transactions              --     (2.25)    (1.56)  (1.50)     (.06)    (.73)
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  Total distributions     (.68)    (3.04)    (2.40)  (2.51)     (.54)   (1.26)
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Net asset value, end of
period                  $36.76    $33.92    $30.45  $35.71    $33.51   $26.49
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Total Return (%)         10.45     24.60     (8.54)  14.83     28.71**  29.36^d
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Ratios to Average Net Assets and Supplemental Data
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Net assets, end of
period ($ millions)         33        26        22      31        28       12
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Ratio of expenses
before expense
reductions (%)             .83       .86^e     .82     .76       .83*     .88
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Ratio of expenses after
expense reductions (%)     .83       .85^e     .82     .76       .83*     .88
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Ratio of net investment
income (loss) (%)         1.57      2.73      2.47    2.71      2.77*    2.45
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Portfolio turnover
rate (%)                    29        12        33       7        5*       10
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^a       For the eleven months ended November 30, 1997.

^b       For the year ended December 31, 1996.

^c       Based on average shares outstanding during the period.

^d Total return would have been lower had certain expenses not been reduced.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .86% and .85%, respectively.

*        Annualized

**       Not annualized

Scudder-Dreman Small Cap Value Fund -- Class I

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                          2001^a   2000^a    1999^a   1998^a    1997^b   1996^c
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Selected Per Share Data
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Net asset value,
beginning of period     $17.02   $18.19   $18.13    $22.08    $18.40   $14.52
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Income (loss) from
investment operations:
  Net investment income
  (loss)                   .10^d    .03^d     .15^d    .28       .13      .25^d
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain
  (loss) on investment
  transactions            3.33    (1.20)     (.09)   (3.53)     3.55     4.13
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  Total from investment
  operations              3.43    (1.17)      .06    (3.25)     3.68      4.38
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Less distributions from:
  Net investment income     --        --       --        --       --     (.07)
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  Net realized gains on
  investment
  transactions              --        --       --     (.70)       --     (.43)
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  Total distributions       --        --       --     (.70)       --     (.50)
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Net asset value, end of
period                  $20.45   $17.02    $18.19   $18.13    $22.08   $18.40
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Total Return (%)         20.15    (6.43)      .33   (15.14)    20.00**  30.28^e
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Ratios to Average Net Assets and Supplemental Data
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Net assets, end of
period ($ millions)          5         3        6        9        15        9
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Ratio of expenses
before expense
reductions (%)             .90      .92^f     .92      .86       .89*     .84
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Ratio of expenses after
expense reductions (%)     .88^g    .91^f     .92      .86       .89*     .84
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Ratio of net investment
income (loss) (%)          .62      .18       .81      .81       .94*    1.34
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Portfolio turnover
rate (%)                    73       19        47       50        83*      23
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^a       For the year ended November 30.

^b       For the eleven months ended November 30.

^c       For the year ended December 31.

^d       Based on average shares outstanding during the period.

^e Total return would have been lower had certain expenses not been reduced.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .89% and .88%, respectively.

^g The ratio of operating expenses after expense reductions includes a reimbursement by the Advisor associated with the cancellation of the merger between the Fund and Scudder Small Company Value Fund.

*        Annualized

**       Not annualized

Special Features

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates and (ii) Class I shares of any other mutual fund. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for Class I shares of any other mutual fund to the extent that the shares are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of each fund.











February 21, 2003